Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Movement of Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance at the beginning of the year	¥ 1,724	¥ 1,127
Provision for doubtful accounts	1,445	709
Write-offs	0	(112)
Balance at the end of the year	¥ 3,169	¥ 1,724